Simplify Health Care ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks – 90.8%
Consumer Discretionary – 0.2%
Chewy, Inc., Class A* ...................................................... 7,092 $ 230,561
Consumer Staples – 2.1%
Philip Morris International, Inc. ............................................... 18,408 2,921,902
Health Care – 85.8%
Abbott Laboratories ........................................................ 10,858 1,440,314
AbbVie, Inc. .............................................................. 20,402 4,274,627
ADMA Biologics, Inc.* ...................................................... 343,609 6,817,203
agilon health, Inc.* ......................................................... 111,096 481,046
Alignment Healthcare, Inc.* ................................................. 133,466 2,485,137
Arcutis Biotherapeutics, Inc.* ................................................ 660,557 10,331,111
Argenx SE, ADR* ......................................................... 1,619 958,229
AstraZeneca PLC, ADR .................................................... 35,990 2,645,265
Benitec Biopharma, Inc.* .................................................... 76,735 998,322
Boston Scientific Corp.* .................................................... 732 73,844
Bristol-Myers Squibb Co. ................................................... 581 35,435
Cardinal Health, Inc. ....................................................... 51,212 7,055,477
Cigna Group (The) ........................................................ 21,301 7,008,029
Cooper Cos., Inc. (The)* .................................................... 6,908 582,690
CVS Health Corp. ......................................................... 8,845 599,249
Danaher Corp. ............................................................ 41,844 8,578,020
Dexcom, Inc.* ............................................................ 18,809 1,284,467
Edwards Lifesciences Corp.* ................................................ 9,799 710,231
Eli Lilly & Co. ............................................................. 14,290 11,802,254
Embecta Corp. ........................................................... 1,535 19,571
Establishment Labs Holdings, Inc.* ........................................... 16,222 661,939
Eyepoint Pharmaceuticals, Inc.* .............................................. 88,155 477,800
Fulcrum Therapeutics, Inc.* ................................................. 81,134 233,666
Gilead Sciences, Inc. ...................................................... 21,272 2,383,528
Icon PLC* ............................................................... 807 141,217
Insmed, Inc.* ............................................................. 20,561 1,568,599
Intuitive Surgical, Inc.* ...................................................... 12,223 6,053,685
Johnson & Johnson ........................................................ 42,217 7,001,267
Leap Therapeutics, Inc.* .................................................... 950,973 290,142
Ligand Pharmaceuticals, Inc.* ............................................... 6,616 695,606
LivaNova PLC* ........................................................... 9,446 371,039
Neurocrine Biosciences, Inc.* ................................................ 20,235 2,237,991
Pacira Biosciences, Inc.* .................................................... 134,042 3,330,944
Praxis Precision Medicines, Inc.* ............................................. 199 7,536
Quest Diagnostics, Inc. ..................................................... 20,671 3,497,533
Regeneron Pharmaceuticals, Inc. ............................................. 2,758 1,749,206
ResMed, Inc. ............................................................. 11,101 2,484,959
Revvity, Inc. .............................................................. 16,003 1,693,117
Sanofi SA, ADR ........................................................... 40,597 2,251,510
Sarepta Therapeutics Inc* ................................................... 4,014 256,173
Stryker Corp. ............................................................. 1,212 451,167
Syndax Pharmaceuticals, Inc.* ............................................... 27,785 341,339
Teleflex, Inc. ............................................................. 12,808 1,769,938
Tg Therapeutics, Inc.* ...................................................... 11,235 442,996
Thermo Fisher Scientific, Inc. ................................................ 9,070 4,513,232

Simplify Health Care ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
Ultragenyx Pharmaceutical, Inc.* ............................................. 16,863 $ 610,609
UnitedHealth Group, Inc. .................................................... 13,385 7,010,394
Vertex Pharmaceuticals, Inc.* ................................................ 1,195 579,360
Zimmer Biomet Holdings, Inc. ................................................ 2,254 255,108
121,542,121
Industrials – 0.2%
3M Co. .................................................................. 1,724 253,186
Veralto Corp. ............................................................. 422 41,124
294,310
Materials – 2.5%
PureCycle Technologies, Inc.* ............................................... 510,086 3,529,795
Total Common Stocks (Cost $128,628,712) ......................................... 128,518,689
Money Market Funds – 9.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(a)
(Cost $13,035,359) ...................................................... 13,035,359 13,035,359
Total Investments – 100.0%
(Cost $141,664,071) ........................................................... $ 141,554,048
Other Assets in Excess of Liabilities – 0.0%† .......................................... 22,698
Net Assets – 100.0% ............................................................ $ 141,576,746
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2025.
ADR : American Depositary Receipt
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Short
Term
Treasury
Futures
Strategy ETF $ — $ 16,440,133 $ (16,499,580) $ 59,447 $ — $ — — $ 67,350 $ —
$ — $ 16,440,133 $ (16,499,580) $ 59,447 $ — $ — — $ 67,350 $ —

Simplify Health Care ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Summary of Investment Type††
Investment Categories % of Net Assets
Common Stocks .............................................................................. 90.8%
Money Market Funds .......................................................................... 9.2%
Total Investments ............................................................................. 100.0%
Other Assets in Excess of Liabilities ............................................................... 0.0%†
Net Assets .................................................................................. 100.0%
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.